COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2012
The future minimum lease payments
Year ending December 31, 2012	$ 22,800
2013	45,600
2014	45,600
2015	15,200
Total future miimum lease payments	$ 129,200